Prepayments and other current assets	12 Months Ended
Dec. 31, 2014
Prepayments and other current assets
Prepayments and other current assets

8. Prepayments and other current assets

	December 31, 2013	December 31, 2014
	RMB	RMB
Interest receivable	15,494,867	34,747,291
Prepaid license and royalty fees	127,709,674	155,730,560
Staff loans	15,369,031	22,242,541
Rent and other deposits	11,713,803	9,796,189
Prepaid advertising and promotion fees	23,311,707	15,233,409
Loan repayment from PW Literature (Note 12)	112,850,000	4,061,115
Receivable from Baidu on sale of PW Literature (Note 12)	54,280,000	—
Tax receivable	21,428,834	11,483,344
Others	42,681,172	52,113,992

Total	424,839,088	305,408,441